FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Parenthetical) (Details) - $ / shares	Mar. 31, 2017	Mar. 31, 2016
Class A common shares
CONDENSED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	37,648,485	37,648,485
Common shares, issued	33,916,439	33,556,439
Common shares, outstanding	33,916,439	33,556,439
Class A common shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	37,648,485	37,648,485
Common shares, issued	33,916,439	33,556,439
Common shares, outstanding	33,916,439	33,556,439
Class C common shares
CONDENSED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	2,000,000	2,000,000
Common shares, issued	805,100	805,100
Common shares, outstanding	805,100	805,100
Class C common shares | PARENT COMPANY
CONDENSED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	2,000,000	2,000,000
Common shares, issued	805,100	805,100
Common shares, outstanding	805,100	805,100